21 Finance result (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance Result
Income from financial investments	R$ 25,965	R$ 4,680	R$ 2,017
Changes in fair value of derivative instruments		1,219
Interest received	9,680	4,364	3,174
Foreign exchange differences	13,321
Other	2,723	165	31
Finance income	51,689	10,428	5,222
Change in fair value of derivative instruments	(1,780)
Interest expense	(24,002)	(2,404)	(1,042)
Interest expense on lease liabilities	(31,469)
Financial discounts granted	(923)	(1,063)	(1,210)
Bank fees	(2,876)	(1,219)	(1,015)
Foreign exchange differences		(2,697)
IOF taxes (taxes on financial transactions)	(6,801)	(355)
Other	(4,514)	(416)	(319)
Finance expenses	72,365	8,154	3,586
Finance result	R$ (20,676)	R$ 2,274	R$ 1,636